USCF Commodity Strategy Fund
FUND SUMMARY
Investment Objective
The USCF Commodity Strategy Fund (the “Fund”) seeks long-term total return.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the “How to Buy Shares” section of this Prospectus and the “Purchases and Redemption of Shares” section of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USCF Commodity Strategy Fund	Class A Shares		Class I Shares
Maximum Sale Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held for less than one year may be subject to a contingent deferred sale charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Annual Fund Operating Expenses - USCF Commodity Strategy Fund		Class A Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	4.00%	4.00%
Total Annual Fund Operating Expenses		5.05%	4.80%
Fee Waivers and Expense Reimbursements	[2]	(3.75%)	(3.85%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.30%	0.95%
[1]	"Other Expenses" are estimated for the current fiscal year because the Fund and the Subsidiary (as defined below) are considered new as of the date of this Prospectus. The expenses of the Subsidiary are included with the Fund's "Other Expenses."
[2]	USCF Advisers, LLC (the "Adviser") has contractually agreed to waive and/or reimburse fees or pay fund expenses in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver / Expense Reimbursements (excluding interest expenses, taxes, brokerage commissions, expenses that are capitalized in accordance with generally accepted accounting principles, expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses) to 1.30% and 0.95% of the Fund's average daily net assets for the Class A and Class I share classes, respectively. This agreement (the "Expense Limitation Agreement") is in effect through October 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Limitation Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to reimburse any such waived fees or expenses more than three years after the date on which the fees or expenses were waived or reimbursed. The Expense Limitation Agreement may not be terminated or modified prior to October 31, 2018 except with the approval of the Fund's Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the Expense Limitation Agreement only in the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - USCF Commodity Strategy Fund - USD ($)	1 Year	3 Years
Class A Shares	132	1,179
Class I Shares	97	1,098

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from March 30, 2017 (commencement of operations) to June 30, 2017, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 1 (the “Subsidiary”). The Subsidiary is advised by the Adviser, and has the same investment objective as the Fund.

The Fund seeks to provide exposure to the commodities markets that corresponds to the SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCITR”), which is owned and maintained by SummerHaven Index Management, LLC (“SHIM”), an affiliate of SummerHaven Investment Management, LLC (“SummerHaven”), the sub-adviser of the Subsidiary. The SDCITR is a total return commodity sector index designed to broadly represent major commodities. The SDCITR is based on the notion that commodities with low inventories tend to outperform commodities with high inventories, and that priced-based measures can be used to help assess the current state of commodity inventories.

The SDCITR reflects the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. An exchange-traded futures contract is fully margined when a fund has deposited the amount required to enter into and maintain the contract, as determined by a commodity futures exchange, including the New York Mercantile Exchange (“NYMEX”), ICE Futures (“ICE Futures”), Chicago Board of Trade (“CBOT”), Chicago Mercantile Exchange (“CME”), London Metal Exchange (“LME”), and Commodity Exchange, Inc. (“COMEX”) (the NYMEX, ICE Futures, CBOT, CME, LME, and COMEX, collectively, the “Futures Exchanges”), which is typically 5% to 10% of the contract amount. A futures contract is fully collateralized when a fund holds cash or cash equivalents, government securities, or other liquid investments at least equal in value to the cash amount of the contract. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. The SDCITR hypothetically collateralizes the component futures contracts with U.S. Treasury bills (“Treasuries”) with three-month maturities, the value of which are calculated using the weekly auction rate for the 3-Month U.S. Treasury Bills published by the U.S. Department of the Treasury, in an amount equal to the value of such futures contracts.

At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. The eligible futures contracts are denominated in U.S. dollars. As of June 30, 2017, the universe of eligible commodities, categorized into six commodity sectors, included:

• Energy – crude oil (Brent), crude oil (WTI), gas oil, heating oil, natural gas, and unleaded gasoline;

• Precious Metals – gold, silver, and platinum;

• Industrial Metals – zinc, nickel, aluminum, copper, lead, and tin;

• Grains – soybean oil, wheat, corn, soybeans, and soybean meal;

• Softs – sugar, cotton, coffee, and cocoa; and

• Livestock – live cattle, lean hogs, and feeder cattle.

The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract. On the fifth-to-last business day of each month, the Component Futures Contracts for the following month are selected pursuant to a three-step process. First, the seven commodities with the greatest “backwardation” (or least “contango”) are identified from the universe of eligible commodities. Backwardation is associated with futures prices that are below commodity spot prices, and contango is associated with futures prices that are above commodity spot prices. Second, from the remaining 20 eligible commodities, the seven commodities with the greatest percentage price change over the prior 12-month period (“momentum”) are identified. For any of the six commodity sectors that are not represented by one of the 14 identified commodities, the commodity for the omitted sector with the greatest momentum is substituted for the commodity identified during the second step with the lowest momentum (assuming that the commodity sector for the replaced commodity would still be represented by another identified commodity). Third, from the eligible futures contract for each of the 14 identified commodities, the futures contract with the greatest backwardation (or least contango), subject to market restrictions, is selected as a Component Futures Contract. The SDCITR is reconstituted and rebalanced accordingly during the last four business days of the month.

The Fund invests, either directly or indirectly, in a fully margined and collateralized portfolio of futures contracts. Although the Fund may invest in futures contracts directly, the Fund invests in futures contracts primarily through the Subsidiary. By investing in the Subsidiary, the Fund is able to obtain greater exposure to the commodities markets while maintaining compliance with federal taxation requirements applicable to investment companies. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity Interests.

The Subsidiary’s investments are considered to be part of the Fund’s portfolio. The Fund’s portfolio of futures contracts will generally consist of the Component Futures Contracts, in proportionally equal weights by notional amount as the SDCITR. The Fund’s portfolio of futures contracts is reconstituted and rebalanced on a monthly basis to reflect the changing composition of the SDCITR. The Fund may also invest in other futures contracts that are economically identical or substantially similar to the Component Futures Contracts. In addition, to obtain the portfolio managers’ desired exposure to the commodities markets that correspond with the SDCITR, the Fund may also invest, directly or indirectly through the Subsidiary, in derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps (collectively with the Component Futures Contracts and other futures contracts, “Commodity Interests”).

To collateralize its investments in Commodity Interests, the Fund, both directly and indirectly through the Subsidiary, will hold significant amounts of short-term U.S. government securities (e.g., Treasuries). In managing the collateral portion of the Fund’s investment strategy, the Adviser will seek to at least match the return of the hypothetical investments used by the SDCITR to collateralize the Component Futures Contracts, but may seek to enhance interest returns or increase portfolio liquidity by investing in money market instruments, investment grade fixed-income securities, cash, and cash equivalents.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of the Fund are summarized below. Each of the factors below could have a negative impact on Fund performance. For more information about the risks of investing in the Fund, see the section in this Prospectus titled “Additional Investment Objective, Strategy, and Risk Information—Additional Principal Risk Information about the Fund.”

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”), like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Correlation Risk. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of price references such as the spot prices of the commodities comprising the SDCITR. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity Interests, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) the possibility that the counterparty will default in the performance of its obligations.

Swaps Risk. Swap agreements are two-party contracts entered into for ranging periods of time. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Commodities Risk. Exposure to the commodities markets through investment in Commodity Interests may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV.

Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals portion of the SDCITR are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains and Soft Product Commodities Risk. The prices of commodities comprising the grains and softs sectors of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities Risk. The prices of commodities comprising the livestock sector of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

Commodities Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of the Fund from the Subsidiary was treated as non-qualifying income, the Fund might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Commodity Market Regulatory Risk. The commodities markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and the Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodities transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the Futures Exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Treasuries Risk. The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments.

Intermediary and Counterparty Risk. Futures and options contracts, swap agreements, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. During any such period, the Fund may have difficulty in determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. The Fund may eventually obtain only a limited or no recovery in such circumstances.

Non-U.S. Investment Risk. The Fund may invest in Commodity Interests traded on non-U.S. exchanges or enter into over-the-counter Commodity Interests with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts.

Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity Interest and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity Interest is profitable.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size. Additionally, although the Adviser has managed other investment vehicles and other commodity pools, and personnel of the Adviser have managed a mutual fund, the Adviser has not previously managed a mutual fund.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. Nonetheless, the Fund wholly-owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary would take action contrary to the interests of the Fund and its shareholders. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund.

Fund Performance

By comparing the Fund’s performance with a broad measure of market performance, performance information for the Fund gives some indication of the risks of an investment in the Fund. Because the Fund is new and has a limited performance history as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Performance information for the Fund will be provided once it has performance history for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, can be obtained by visiting www.uscfinvestments.com or by calling 1-844-312-2114.

[1]	"Other Expenses" are estimated for the current fiscal year because the Fund and the Subsidiary (as defined below) are considered new as of the date of this Prospectus. The expenses of the Subsidiary are included with the Fund's "Other Expenses."
[2]	Purchases of $1 million and more held for less than one year may be subject to a contingent deferred sale charge of up to 1.00%.